Other liabilities - Summary of other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Other liabilities [abstract]
Net defined benefit liability	€ 164	€ 139
Other post-employment benefits	30	29
Other staff-related liabilities	719	633
Share-based payment plan liabilities	0	3
Other taxation and social security contributions	641	365
Rents received in advance	14	30
Costs payable	2,170	2,016
Amounts to be settled	6,509	6,715
Lease liabilities	1,162	1,174
Other	2,258	2,543
Other liabilities	€ 13,667	€ 13,646